SHARE OPTION PLANS (Details Textual)	12 Months Ended					12 Months Ended				12 Months Ended			12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended					1 Months Ended								12 Months Ended			12 Months Ended			1 Months Ended			12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY	Sep. 30, 2011 USD ($)	Sep. 30, 2012 Tranche 1 [Member] USD ($)		Sep. 30, 2011 Tranche 1 [Member]	Sep. 30, 2010 Tranche 1 [Member]	Sep. 30, 2012 Tranche 2 [Member] USD ($)	Sep. 30, 2011 Tranche 2 [Member]	Sep. 30, 2010 Tranche 2 [Member]	Sep. 30, 2012 Tranche 3 [Member] USD ($)		Sep. 30, 2011 Tranche 3 [Member]	Sep. 30, 2010 Tranche 3 [Member]	Sep. 30, 2012 Tranche 4 [Member] USD ($)	Sep. 30, 2011 Tranche 4 [Member]	Sep. 30, 2010 Tranche 4 [Member]	Sep. 30, 2012 Tranche 5 [Member] USD ($)	Sep. 30, 2011 Tranche 5 [Member]	Sep. 30, 2010 Tranche 5 [Member]	Sep. 30, 2012 Tranche 6 [Member] USD ($)	Sep. 30, 2011 Tranche 6 [Member]	Sep. 30, 2010 Tranche 6 [Member]	Sep. 30, 2012 Tranche 7 [Member] USD ($)	Sep. 30, 2011 Tranche 7 [Member]	Sep. 30, 2010 Tranche 7 [Member]	Sep. 14, 2009 2005 Performance Equity Plan [Member] USD ($)	Nov. 08, 2005 2005 Performance Equity Plan [Member]	Nov. 30, 2005 2005 Performance Equity Plan [Member] Tranche 1 [Member] USD ($)	Oct. 31, 2007 2005 Performance Equity Plan [Member] Tranche 2 [Member] USD ($)	Mar. 31, 2008 2005 Performance Equity Plan [Member] Tranche 3 [Member] USD ($)	Jun. 30, 2008 2005 Performance Equity Plan [Member] Tranche 4 [Member] USD ($)	Jan. 31, 2010 2005 Performance Equity Plan [Member] Tranche 5 [Member] USD ($)	Jan. 31, 2011 2005 Performance Equity Plan [Member] Tranche 6 [Member] USD ($)	Jan. 31, 2012 2005 Performance Equity Plan [Member] Tranche 7 [Member] USD ($)	Apr. 22, 2010 2009 Performance Equity Plan [Member]	Sep. 30, 2012 Before Adjustment [Member]	Sep. 30, 2012 Before Adjustment [Member] 2005 Performance Equity Plan [Member]	Sep. 30, 2012 Before Adjustment [Member] 2009 Performance Equity Plan [Member]	Sep. 30, 2012 After Adjustment [Member]	Sep. 30, 2011 After Adjustment [Member]	Sep. 14, 2009 After Adjustment [Member]	Sep. 30, 2009 After Adjustment [Member] 2005 Performance Equity Plan [Member] Tranche 1 [Member] USD ($)	Sep. 14, 2009 After Adjustment [Member] 2005 Performance Equity Plan [Member] Tranche 1 [Member] USD ($)	Sep. 14, 2009 After Adjustment [Member] Restricted Stock [Member]	Sep. 30, 2012 Minimum [Member] Before Adjustment [Member]	Sep. 30, 2012 Minimum [Member] After Adjustment [Member] USD ($)	Sep. 30, 2012 Maximum [Member] Before Adjustment [Member]	Sep. 30, 2012 Maximum [Member] After Adjustment [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																														1,500,000								1,500,000
Number of options granted						0		0		0	0		0		0		0	0		0	0		0	120,000		0	0				974,000	20,000	381,000	10,000	125,000	120,000	365,000
Exercise price (USD)						$ 8.75	[1]			$ 9.27			$ 5.30	[2]			$ 6.64			$ 12.23			$ 10.84			$ 2.55					$ 8.75	$ 9.27	$ 5.30	$ 6.64	$ 12.23	$ 10.84	$ 2.55								$ 4.00				$ 4.00		$ 12.23
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date																															Nov. 08, 2010	Oct. 22, 2012
Share Based Compensation Arrangement By Share Based Payment Award Award Expiration Period																																							5 years			5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																																																1 year	1 year	5 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																																								259,500	480,000
Share Based Compensation Arrangement By Share Based Payment Award Weighted Average Fair Value																													$ 2.66																	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number						0		0	64,400	5,000	5,000	5,000	0		130,167	156,167	10,000	10,000	10,000	120,000	120,000	125,000	115,000	120,000	0	365,000	0	0																214,120			89,300
Issuance of common stock upon exercise of share options (in shares)						0		64,400		0	0		0		(26,000)		0	0		0	0		0	0		0	0															0	90,400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years 25 days	3 years 25 days	2 years 10 months 28 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 0				$ 0
Share-based compensation expense	525,000	3,327,000	4,638,000	4,868,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options		769,000	942,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	3 months 4 days	3 months 4 days

[1]	Tranche 1 was modified on September 14, 2009. The exercise price modified to USD 4.00 and the fair value was USD 2.66 at the modified date.
[2]	Tranche 3 consists of different vesting structures. The expected option life and fair value presented above are weighted average numbers.